Commitments and Contingencies (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Commitments and Contingencies [Abstract]
Contractual commitment amount related to lease contract		¥ 65
Losses From Cybersecurity Incident	526,300,000
Losses From Cybersecurity Incident, Value	¥ 46,600
Number of lawsuits, unresolved	1
Number of lawsuits	1